UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    January 19, 2006
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:        $223833
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     5229   114301 SH       SOLE                     6000            108301
AMERICAN INTL GROUP COM        COM              026874107     7460   109335 SH       SOLE                     4300            105035
AMGEN INC COM                  COM              031162100     9129   115761 SH       SOLE                     4200            111561
AVERY DENNISON CORP COM        COM              053611109     6233   112777 SH       SOLE                     4600            108177
BED BATH & BEYOND INC COM      COM              075896100     5580   154350 SH       SOLE                     6800            147550
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     8217   114939 SH       SOLE                     4200            110739
CISCO SYS INC COM              COM              17275R102     5670   331163 SH       SOLE                    15800            315363
CITIGROUP INC COM              COM              172967101      231     4766 SH       SOLE                                       4766
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DELL COMPUTER CORP COM         COM              24702R101     3478   116125 SH       SOLE                     8700            107425
DU PONT E I DE NEMOURS COM     COM              263534109      777    18284 SH       SOLE                                      18284
DUKE ENERGY CORP COM           COM              264399106     3607   131400 SH       SOLE                                     131400
EXXON MOBIL CORP COM           COM              30231G102     8958   159471 SH       SOLE                     6500            152971
FISERV INC COM                 COM              337738108     6119   141425 SH       SOLE                     7700            133725
GENERAL DYNAMICS CORP COM      COM              369550108     7339    64351 SH       SOLE                     2600             61751
GENERAL ELEC CO COM            COM              369604103     7620   217400 SH       SOLE                     9600            207800
HOME DEPOT INC COM             COM              437076102     8093   199916 SH       SOLE                     7600            192316
ILLINOIS TOOL WKS INC COM      COM              452308109     6965    79160 SH       SOLE                     3000             76160
INTERNATIONAL BUS MACH COM     COM              459200101     5094    61970 SH       SOLE                     3100             58870
JOHNSON & JOHNSON COM          COM              478160104     9171   152597 SH       SOLE                     5500            147097
JOHNSON CTLS INC COM           COM              478366107      581     7975 SH       SOLE                                       7975
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2341    48957 SH       SOLE                                      48957
LEGG MASON INC                 COM              524901105     8935    74650 SH       SOLE                     3150             71500
MARRIOTT INTL CL A             COM              571903202     5796    86550 SH       SOLE                     4500             82050
MCGRAW HILL COS INC COM        COM              580645109     8803   170507 SH       SOLE                     6800            163707
MEDTRONIC INC COM              COM              585055106     8921   154967 SH       SOLE                     6000            148967
MICROSOFT CORP COM             COM              594918104     7265   277832 SH       SOLE                    10800            267032
ORACLE CORP COM                COM              68389X105      205    16800 SH       SOLE                                      16800
PEPSICO INC COM                COM              713448108     7867   133153 SH       SOLE                     5000            128153
PFIZER INC COM                 COM              717081103     3321   142427 SH       SOLE                     7900            134527
PROCTER & GAMBLE CO COM        COM              742718109      220     3800 SH       SOLE                                       3800
STAPLES INC COM                COM              855030102     6736   296600 SH       SOLE                    14250            282350
STRYKER CORP COM               COM              863667101     6527   146900 SH       SOLE                     6600            140300
T ROWE PRICE GROUP INC         COM              74144T108     8359   116051 SH       SOLE                     5000            111051
UNITEDHEALTH GROUP INC         COM              91324P102     9225   148450 SH       SOLE                     6600            141850
WAL MART STORES INC COM        COM              931142103      454     9699 SH       SOLE                                       9699
WALGREEN CO COM                COM              931422109     6653   150325 SH       SOLE                     6000            144325
WELLS FARGO & CO COM           COM              949746101     9106   144932 SH       SOLE                     4500            140432
BP P L C SPONSORED ADR         ADR              055622104     7547   117513 SH       SOLE                     4700            112813